Supplement Dated July 29, 2016
To The Prospectus Dated April 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective July 29, 2016, unless otherwise noted below.

Effective June 30, 2016, please remove all references to Andrew Braun for the JNL/Goldman Sachs Mid Cap Value Fund and the JNL/Goldman Sachs U.S. Equity Flex Fund.

In the section entitled, "Summary Overview of Each Fund" for the JNL Multi-Manager Alternative Fund under "Principal Investment Strategies," please delete the second bullet in the sub-section entitled "Relative Value Strategies" and replace with the following:

•
Lazard invests in convertible securities, preferred securities, equity, and debt, with the objective of current income, long-term capital appreciation and principal protection. Lazard's Portfolio Management Team constructs a diversified portfolio of convertible securities, preferred stocks, equity, and debt that have been evaluated on relative valuation and risk attributes. Lazard may use over-the-counter total return swaps as part of its investment strategy.

In the section entitled, "Summary Overview of Each Fund" for the JNL Multi-Manager Alternative Fund under "Portfolio Management," please delete the sub-section entitled "Portfolio Managers" in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager (JNAM)
Sean Hynes, CFA, CAIA	April 2015	Portfolio Manager (JNAM)
Mark Pliska, CFA	April 2015	Portfolio Manager (JNAM)
Anthony Robertson	April 2015	Senior Portfolio Manager (BlueBay)
Richard Cazenove	April 2015	Portfolio Manager (BlueBay)
Mark Landecker, CFA	April 2015	Partner and Portfolio Manager (FPA)
Steven Romick, CFA	April 2015	Managing Partner and Portfolio Manager (FPA)
Brian A. Selmo, CFA	April 2015	Partner and Portfolio Manager (FPA)
Glen Murphy, CFA	April 2015	Director of Portfolio Management, Portfolio Manager (Invesco)
Andrew Waisburd, PhD	April 2015	Director of Research, Portfolio Manager (Invesco)
Sean H. Reynolds	April 2015	Managing Director, Portfolio Manager/Analyst (Lazard)
Frank Bianco, CFA	April 2015	Director, Portfolio Manager/Analyst (Lazard)
Jean-Daniel Malan	April 2015	Director, Portfolio Manager/Analyst (Lazard)
Roy D. Behren	March 2016	Portfolio Manager (Westchester)
Michael T. Shannon	March 2016	Portfolio Manager (Westchester)
S. Kenneth Leech	April 2015	Chief Investment Officer (Western Asset)
Prashant Chandran	April 2015	Portfolio Manager (Western Asset)

In the section entitled, "Summary Overview of Each Fund" for the JNL Multi-Manager Small Cap Growth Fund under "Principal Investment Strategies," please delete the sub-section entitled "RS Investments Custom Growth Strategy" and replace with the following:

Victory RS Investments Custom Growth Strategy

Victory Capital Management Inc., through its investment franchise, RS Investment Management Co. LLC ("RS Investments"), sub-advises a portion of the Fund. RS Investments constructs the Victory RS Investments Custom Growth Strategy by investing principally in small- and mid-capitalization companies.

RS Investments considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7.7 billion, based on the size of the largest company in the Index on December 31, 2015), whichever is greater.

RS Investments considers a company to be a mid-capitalization company if its market capitalization (at the time of purchase) is at least that of a small-capitalization company (as defined above) and at most $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $15.0 billion, based on the size of the largest company in the Index on December 31, 2015), whichever is greater. The Victory RS Investments Custom Growth Strategy typically invests most of if its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

RS Investments employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon.  Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams.

In the section entitled, "Summary Overview of Each Fund" for the JNL Multi-Manager Small Cap Growth Fund under "Portfolio Management," please delete the sub-sections entitled "Sub-Advisers" and "Portfolio Managers" in the entirety and replace with the following:

Sub-Advisers:
Chicago Equity Partners, LLC ("CEP")
Granahan Investment Management, Inc. ("GIM")
LMCG Investments, LLC ("LMCG")
Victory Capital Management Inc. ("Victory Capital/RS Investments")

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager (JNAM)
Sean Hynes, CFA, CAIA	September 2015	Portfolio Manager (JNAM)
Mark Pliska, CFA	September 2015	Portfolio Manager (JNAM)
Robert H. Kramer, CFA	July 2016	Managing Director (CEP)
Patricia A. Halper, CFA	July 2016	Managing Director (CEP)
William C. Murray, CFA, CAIA	July 2016	Director (CEP)
Gary Hatton, CFA	September 2015	Managing Director, Chief Investment Officer (GIM)
Andrew Beja, CFA	September 2015	Portfolio Manager (GIM)
Andrew Morey, CFA	September 2015	Managing Director, Growth Equities (LMCG)
Stephen J. Bishop	September 2015	Co-Portfolio Manager (Victory Capital/RS Investments)*
Melissa Chadwick-Dunn	September 2015	Co-Portfolio Manager (Victory Capital/RS Investments)*
Christopher W. Clark, CFA	September 2015	Co-Portfolio Manager (Victory Capital/RS Investments)*
D. Scott Tracy, CFA	September 2015	Co-Portfolio Manager (Victory Capital/RS Investments)*
* Effective July 29, 2016, Victory Capital Management Inc. replaced RS Investment Management Co. as the sub-adviser due to a change in ownership of RS Investment Management Co.

In the section entitled, "Summary Overview of Each Fund" for the JNL/BlackRock Global Allocation Fund under "Principal Risks of Investing in the Fund," please add the following risk:

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Options risk – If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by a Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to a Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by a Fund. Options may be illiquid and a Fund may have difficulty closing out its position.  The prices of options can be highly volatile and the use of options can lower total returns.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Boston Partners Global Long Short Equity Fund under "Expenses," please delete footnote 1 to the table in its entirety and replace with the following:

1 "Other Expenses" are based on amounts incurred during the period ended December 31, 2015. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.70%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Boston Partners Global Long Short Equity Fund under "Principal Investment Strategies," please delete the eleventh paragraph in its entirety and replace with the following:

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.  When trading derivatives, the Fund may be required to post securities to a segregated account. Asset segregation may be required for short sales and for many, but not all, derivatives transactions, including swaps, options, futures, forwards and contracts for differences. The Fund expects to utilize contracts for differences to maintain a significant portion of its short positions.

Effective June 30, 2016, in the section entitled, "Summary Overview of Each Fund" for the JNL/Capital Guardian Global Balanced Fund under "Portfolio Management," please delete the sub-section entitled "Portfolio Managers" in the entirety and replace with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title (in CGTC or one of its affiliates):
Mark A. Brett	2007	Partner, Capital Fixed Income Investors division
Michael Cohen	2009	Chairman, Capital International Ltd.
Thomas H. Hogh	2015	Partner, Capital Fixed Income Investors division
Robert H. Neithart	2007	Partner, Capital Fixed Income Investors division
Lisa B. Thompson	2012	Partner, Capital International, Inc.
Jeremy Burge	June 2016	Partner, Capital International, Inc.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Goldman Sachs Emerging Markets Debt Fund under "Principal Investment Strategies," please delete the third paragraph in its entirety and replace with the following:

Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts (including non-deliverable bond forward contracts) and swap contracts, to attempt to improve the performance of the Fund and to gain exposure to certain countries or currencies in the Fund's investment portfolio in accordance with its investment objective. The Fund's investments in these instruments may be significant. These transactions may result in substantial realized and unrealized capital gains and losses relative to the gains and losses from the Fund's investments in bonds and other securities. Short-term and long-term realized capital gains distributions paid by the Fund are taxable to its shareholders.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Goldman Sachs Emerging Markets Debt Fund under "Principal Risks of Investing in the Fund," please add the following risks:

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Currency management strategies risk – Currency management strategies may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects.  In addition, currency management strategies, to the extent that they reduce the Fund's exposure to currency risks, may also reduce the Fund's ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund's exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser's skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•
Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

In the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America High Yield Bond Fund under "Principal Investment Strategies," please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as "junk bonds" and related investments.  The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit). The Fund may invest in securities sold pursuant to Rule 144A of the Securities Act of 1933, as amended.  Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.  The Fund may also invest in bank loans. Further, while not a principal investment strategy, the Fund may engage in derivatives transactions as further described in the statutory Prospectus under "Additional Information About Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)."  The Fund's investment in derivatives instruments that have economic characteristics similar to the fixed-income instruments mentioned above may be used for purpose of satisfying the 80% investment minimum requirement.

In the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America High Yield Bond Fund under "Principal Risks of Investing in the Fund," please add the following risks:

•
Corporate loan and bank loan risk – Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at "floating" rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest.  However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them.

•
Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but are typically treated as liquid securities because there is a market for such securities.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund's level of illiquidity.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Scout Unconstrained Bond Fund under "Principal Risks of Investing in the Fund," please add the following risk:

•
Portfolio turnover risk – Active trading, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

In the section entitled, "Additional Information About The Funds," for the JNL/American Funds Growth-Income Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "Growth investing risk".

In the section entitled, "Additional Information About the Funds" for the JNL Multi-Manager Alternative Fund under "Principal Investment Strategies," please delete the second bullet in the sub-section entitled "Relative Value Strategies" and replace with the following:

•
Lazard invests in convertible securities, preferred securities, equity, and debt, with the objective of current income, long-term capital appreciation and principal protection. Utilizing both quantitative and fundamental analysis to determine the best portfolio candidates, Lazard's Portfolio Management Team constructs a diversified portfolio of convertible securities, preferred stocks, equity, and debt that have been evaluated on relative valuation and risk attributes. The strategy also will use derivatives and other securities, such as index or sector ETFs to seek to minimize market and interest rate risk. Lazard may use over-the-counter total return swaps as part of its investment strategy.

In the section entitled, "Additional Information About the Funds" for the JNL Multi-Manager Alternative Fund under "The Adviser, Sub-Advisers and Portfolio Management," on page 509, please delete the second, third, fourth, fifth and sixth paragraphs and replace with the following:

The Western Asset strategy is managed by a broad team of investment professionals. Senior members of the portfolio management team are responsible for the development of investment strategy and oversight for the Western Asset strategy and coordination of other relevant investment team members. They work together with the broader Western Asset investment management team on portfolio structure, duration weighting and term structure decisions.

The individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Western Asset strategy are S. Kenneth Leech (Chief Investment Officer) and Prashant Chandran (Portfolio Manager). Each of Messrs. Leech and Chandran has been employed by Western Asset as an investment professional for at least the past five years and has been part of the portfolio management team for the Western Asset strategy since its inception in 2015.

In the section entitled, "Additional Information About the Funds" for the JNL Multi-Manager Small Cap Growth Fund under "Principal Investment Strategies," please delete the sub-section entitled "RS Investments Custom Growth Strategy" and replace with the following:

Victory RS Investments Custom Growth Strategy

Victory Capital Management Inc., through its investment franchise, RS Investment Management Co. LLC ("RS Investments"), sub-advises a portion of the Fund. RS Investments constructs the Victory RS Investments Custom Growth Strategy by investing principally in small- and mid-capitalization companies.

RS Investments considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7.7 billion, based on the size of the largest company in the Index on December 31, 2015), whichever is greater.

RS Investments considers a company to be a mid-capitalization company if its market capitalization (at the time of purchase) is at least that of a small-capitalization company (as defined above) and at most $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $15.0 billion, based on the size of the largest company in the Index on December 31, 2015), whichever is greater. The strategy may hold investments in companies whose market capitalizations fall outside of the preceding parameters due to changes in values of those companies after the strategy's purchase of their securities. The Victory RS Investments Custom Growth Strategy typically invests most of if its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

RS Investments employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based in part on the investment team's proprietary earnings calculations.

In the section entitled "Additional Information About The Funds," please delete paragraphs 12-15 in the subsection "The Adviser, Sub-Advisers and Portfolio Management" for JNL Multi-Manager Small Cap Growth Fund and replace with the following:

Victory Capital Management Inc. ("Victory Capital") is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. RS Investment Management Co. LLC ("RS Investments") is the investment franchise responsible for management of Victory Capital's portion of the Fund. Victory Capital is registered as an investment adviser with the SEC and is located at 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The portfolio managers listed below are members of Victory Capital's RS Investments investment franchise.

Stephen J. Bishop is the co-portfolio manager at Victory Capital and has managed the Victory Custom Growth Strategy (formerly, the RS Investments Custom Growth Strategy) of the Fund since September 28, 2015.  Since 2007, Mr. Bishop has been a co-portfolio manager on the RS Growth Team, which became a part of Victory Capital in 2016. He joined RS Investments in 1996 as a research analyst primarily covering the technology sector, which remains his area of focus today. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of DeanWitter Reynolds, Inc., for two years. He has more than 20 years of investment experience. Mr. Bishop holds a BA in economics from the University of Notre Dame and an MBA from Harvard Business School.

Melissa Chadwick-Dunn is the co-portfolio manager at Victory Capital and has managed the Victory Custom Growth Strategy (formerly, the RS Investments Custom Growth Strategy) of the Fund since September 28, 2015. Since 2007, Ms. Chadwick-Dunn has been a co-portfolio manager on the RS Growth Team, which became a part of Victory Capital in 2016. Her primary focus is on the healthcare sector of the portfolio. Before joining RS Investments in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Ms. Chadwick-Dunn holds a BA in economics, an MA in international relations from the University of Chicago and an MBA from the Wharton School of Business.

Christopher W. Clark is the co-portfolio manager at Victory Capital and has managed the Victory Custom Growth Strategy (formerly, the RS Investments Custom Growth Strategy) of the Fund since September 28, 2015. Since 2014, Mr. Clark has been a co-portfolio manager on the RS Growth Team, which became a part of Victory Capital in 2016. Mr. Clark joined the RS Growth Team as an analyst in 2007; his focus is on the healthcare and consumer staples sectors of the portfolio. Before joining the RS Investments in 2007, he was a research associate at TIAA-CREF for three years, where he focused on global portfolio management and the healthcare sector. Prior to that, he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark holds a BA in economics from the University of Virginia. Mr. Clark is a CFA Charterholder.

D. Scott Tracy is the co-portfolio manager at Victory Capital and has managed the Victory Custom Growth Strategy (formerly, the RS Investments Custom Growth Strategy) of the Fund since September 28, 2015. Since 2007, Mr. Tracy has been a co-portfolio manager on the RS Growth Team, which became a part of Victory Capital in 2016. His focus is on the financial and energy sectors of the portfolio. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Mr. Tracy holds a BA in history from Trinity College and an MBA from the University of California at Berkeley. Mr. Tracy is a CFA Charterholder.

In the section entitled, "Additional Information About The Funds," for the JNL/BlackRock Global Allocation Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "mortgage-backed and mortgage-related securities risk" and replace it with the following:

•	Mortgage-related and other asset-backed securities risk

In the section entitled, "Additional Information About The Funds," for the JNL/BlackRock Global Allocation Fund under "Principal Risks of Investing in the Fund," please add the following risk:

•	Options risk

In the section entitled, "Additional Information About The Funds," for the JNL/BlackRock Natural Resources Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "Investment style risk" and "Liquidity risk".

In the section entitled, "Additional Information About The Funds," for the JNL/BlackRock Natural Resources Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "mid-capitalization risk" and replace it with the following:

•	Mid-capitalization investing risk

In the section entitled, "Additional Information About The Funds," for the JNL/Boston Partners Global Long Short Equity Fund under "Principal Investment Strategies," please delete the twelfth paragraph in its entirety and replace with the following:

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.  When trading derivatives, the Fund may be required to post securities to a segregated account. Asset segregation may be required for short sales and for many, but not all, derivatives transactions, including swaps, options, futures, forwards and contracts for differences. The Fund expects to utilize contracts for differences to maintain a significant portion of its short positions.

In the section entitled, "Additional Information About The Funds," for the JNL/Capital Guardian Global Balanced Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "mortgage-backed and mortgage-related securities risk" and replace it with the following:

•	Mortgage-related and other asset-backed securities risk

Effective June 30, 2016, in the section entitled "Additional Information About The Funds," please delete the fifth paragraph in the subsection "The Sub-Adviser and Portfolio Management" for JNL/Capital Guardian Global Balanced Fund in its entirety and replace with the following:

Jeremy Burge is an equity portfolio manager at Capital Group. As an equity investment analyst, he covers North American & European asset management and exchanges, North American e-brokers and thrifts, and is a Canada generalist. He has 34 years of investment experience and has been with Capital Group for 14 years. Earlier in his career, as an equity investment analyst at Capital Group, he also covered Canadian equities as a generalist. Before joining Capital Group, he worked at the Toronto-Dominion Bank, serving as managing director of institutional equities and a telecommunications and media research analyst. He holds a bachelor's degree with honors in economics from the University of Nottingham. Jeremy is based in Toronto.

In the section entitled, "Additional Information About The Funds," for the JNL/DFA U.S. Core Equity Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "Derivatives risk".

In the section entitled, "Additional Information About The Funds," for the JNL/FPA + DoubleLine® Flexible Allocation Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "mortgage-backed and mortgage-related securities risk" and replace it with the following:

•	Mortgage-related and other asset-backed securities risk

In the section entitled, "Additional Information About The Funds," for the JNL/Franklin Templeton Founding Strategy Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "Investment style risk".

In the section entitled, "Additional Information About The Funds," for the JNL/Franklin Templeton Global Growth Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "Interest rate risk".

In the section entitled, "Additional Information About The Funds," for the JNL/Franklin Templeton Mutual Shares Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "Market risk".

In the section entitled, "Additional Information About The Funds," for the JNL/Goldman Sachs Emerging Markets Debt Fund under "Principal Investment Strategies," please delete the sixth paragraph in its entirety and replace with the following:

Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts (including non-deliverable bond forward contracts) and swap contracts, to attempt to improve the performance of the Fund and to gain exposure to certain countries or currencies in the Fund's investment portfolio in accordance with its investment objective. The Fund's investments in these instruments may be significant. These transactions may result in substantial realized and unrealized capital gains and losses relative to the gains and losses from the Fund's investments in bonds and other securities. Short-term and long-term realized capital gains distributions paid by the Fund are taxable to its shareholders.

In the section entitled, "Additional Information About The Funds," for the JNL/Goldman Sachs Emerging Markets Debt Fund under "Principal Risks of Investing in the Fund," please add the following risks:

•	Currency management strategies risk
•	Forward and futures contract risk
•	Forward foreign currency exchange contracts risk

In the section entitled, "Additional Information About The Funds," for the JNL/Invesco China-India Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "Liquidity risk".

In the section entitled, "Additional Information About The Funds," for the JNL/Invesco Global Real Estate Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "Derivatives risk".

In the section entitled, "Additional Information About The Funds," for the JNL/Invesco Mid Cap Value Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "Counterparty risk," "Derivatives risk," and "Market risk".

In the section entitled, "Additional Information About The Funds," for the JNL/Invesco Small Cap Growth Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "Investment style risk".

In the section entitled, "Additional Information About The Funds," for the JNL/JPMorgan MidCap Growth Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "Investment style risk" and "Counterparty risk".

In the section entitled, "Additional Information About The Funds," for the JNL/Mellon Capital Small Cap Index Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "Market risk".

In the section entitled, "Additional Information About The Funds," for the JNL/PPM America High Yield Bond Fund under "Principal Investment Strategies," please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities, commonly referred to as "junk bonds" and related investments.  The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit). The Fund may invest in securities sold pursuant to Rule 144A of the Securities Act of 1933, as amended.  Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.  The Fund may also invest in bank loans. Further, while not a principal investment strategy, the Fund may engage in derivatives transactions as further described in the Prospectus under "Additional Information About Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)."  The Fund's investment in derivatives instruments that have economic characteristics similar to the fixed-income instruments mentioned above may be used for purpose of satisfying the 80% investment minimum requirement. The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

In the section entitled, "Additional Information About The Funds," for the JNL/PPM America High Yield Bond Fund under "Principal Risks of Investing in the Fund," please add the following risks:

•	Corporate loan and bank loan risk
•	Rule 144A securities risk

In the section entitled, "Additional Information About The Funds," for the JNL/Red Rocks Listed Private Equity Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "private equity risk" and replace it with the following:

•	Direct investments risk

In the section entitled, "Additional Information About The Funds," for the JNL/Scout Unconstrained Bond Fund under "Principal Risks of Investing in the Fund," please add the following risk:

•	Portfolio turnover risk

In the section entitled, "Additional Information About The Funds," for the JNL/T. Rowe Price Established Growth Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "Investment style risk".

In the section entitled, "Additional Information About The Funds," for the JNL/WMC Balanced Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "U.S. Government securities risk".

In the section entitled, "Additional Information About The Funds," for the JNL Disciplined Moderate Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)"," please delete "Credit risk".

In the section entitled, "Management of the Trust," subsection "Investment Adviser"," please delete the third paragraph in its entirety and replace with the following:

Under the Investment Advisory Agreement, the Adviser is responsible for managing the affairs and overseeing the investments of the Funds and determining how voting and other rights with respect to securities owned by each Fund will be exercised.  The Adviser also provides recordkeeping, administrative and exempt transfer agent services to the Funds and oversees the performance of services provided to each Fund by other service providers, including the custodian and shareholder servicing agent.  The Adviser is authorized to delegate certain of its duties with respect to a Fund to a sub-adviser, subject to the approval of the Board, and is responsible for overseeing that Sub-Adviser's performance.  The Adviser is solely responsible for payment of any fees to Sub-Advisers.

In the section entitled, "Management of the Trust," subsection "Investment in Fund Shares"," please delete the second paragraph in its entirety and replace with the following:

Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Funds' transfer agent in proper form.  There is no sales charge.  Shares of the Funds are not available to the general public directly.

In the section entitled, "Management of the Trust," subsection "Redemption of Fund Shares"," please delete the first paragraph in its entirety and replace with the following:

A Separate Account redeems shares of a Fund to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which the Trust and the NYSE are open for business and are effected at net asset value next determined after the redemption order is received by JNAM, the Fund's transfer agent in proper form.

This Supplement is dated July 29, 2016.

Supplement Dated July 29, 2016
To The Statement of Additional Information
Dated April 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective July 29, 2016, unless otherwise noted below.

Effective June 30, 2016, please remove all references to Andrew Braun for the JNL/Goldman Sachs Mid Cap Value Fund and the JNL/Goldman Sachs U.S. Equity Flex Fund.

Effective June 30, 2016, beginning on page 131, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Investment Sub-Advisers and Portfolio Managers," for Capital Guardian Trust Company, please delete the table in the sub-section entitled "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," and replace with the following:

The following table reflects information as of May 31, 2016:

JNL/Capital Guardian Global Balanced Fund
CGTC's Other Accounts Managed

Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below
	Registered Investment Companies [1]		Other Pooled Investment Vehicles[2]		Other Accounts[3,4]
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Brett, Mark	5	$37.15	4	$0.29	5	$1.69
Cohen, Michael	3	$82.17	6	$4.30	27	$8.35
Hogh, Thomas H.	4	$55.43	5	$0.56	3	$1.16
Neithart, Robert	9	$81.11	10	$2.29	14	$5.00
Thompson, Lisa	0	$0	1	$0.02	1	$0.44
Burge, Jeremy	0	$0	1	$0.02	2	$0.45
[1] Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[2] Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[3] Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[4] Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

CGTC's Fee Based Accounts

Portfolio Managers
The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.
The following information is a subset of "Other Accounts Managed" in the chart above.

	Registered Investment Companies [1]		Other Pooled Investment Vehicles[2]		Other Accounts[3,4]
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Brett, Mark	0	$0	0	$0	1	$0.99
Cohen, Michael	0	$0	0	$0	1	$0.22
Hogh, Thomas H.	0	$0	0	$0	1	$0.99
Neithart, Robert	0	$0	0	$0	2	$1.19
Thompson, Lisa	0	$0	0	$0	0	$0
Burge, Jeremy	0	$0	0	$0	0	$0
[1] Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[2] Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[3] Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[4] Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

Effective June 30, 2016, beginning on page 132, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Investment Sub-Advisers and Portfolio Managers," for Capital Guardian Trust Company, please delete the table in the sub-section entitled "Security Ownership of Portfolio Managers for the JNL/Capital Guardian Global Balanced Fund," and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Capital Guardian Global Balanced Fund as of May 31, 2016

Security Ownership of Portfolio Managers	Mark A. Brett	Michael Cohen	Thomas H. Hogh
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers	Robert H. Neithart	Lisa Thompson	Jeremy Burge
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Beginning on page 202, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Investment Sub-Advisers and Portfolio Managers," please delete the disclosure for RS Investment Management Co. LLC and replace with the following:

Victory Capital Management Inc.

Victory Capital Management Inc. ("Victory Capital") located at 4900 Tiedeman Road, Brooklyn, OH 44114 serves as a sub-adviser to the JNL Multi-Manager Small Cap Growth Fund.  The portfolio managers responsible for the day to day management of Victory Capital's portion of the Fund are members of Victory Capital's investment franchise, RS Investment Management Co. LLC ("RS Investments").

Portfolio Manager Compensation Structure

Victory Capital has designed the structure of its portfolio managers' compensation to (1) align portfolio managers' interests with those of Victory Capital's clients with an emphasis on long-term, risk-adjusted investment performance, (2) help Victory Capital attract and retain high-quality investment professionals, and (3) contribute to Victory Capital's overall financial success.

Each of the Victory Capital portfolio managers receives a base salary plus an annual incentive bonus for managing the JNL Multi-Manager Small Cap Growth Fund, separate accounts, other investment companies and pooled investment vehicles and other accounts (including any accounts for which Victory Capital receives a performance fee) (together, "Accounts").  A portfolio manager's base salary is dependent on the manager's level of experience and expertise.  Victory Capital monitors each manager's base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various consultants that specialize in competitive salary information.  Each of the investment teams, or "franchises", employed by Victory Capital may earn incentive compensation based on a percentage of Victory Capital's revenue attributable to fees paid by Accounts managed by the team.  The chief investment officer of each investment team, in coordination with Victory Capital, determines the allocation of the incentive compensation earned by the team among the team's portfolio managers by establishing a "target" incentive for each portfolio manager based on the manager's level of experience and expertise in the manager's investment style.  Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to Victory Capital's philosophy and values, such as leadership, risk management and teamwork.  The annual incentive bonus also factors in individual investment performance of each portfolio manager's portfolio or the Account relative to a selected peer group(s).  The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one, three and five year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

Victory Capital's portfolio managers may participate in the equity ownership plan of Victory Capital's parent company.  There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm.  Eligibility for participation in these incentive programs depends on the manager's performance and seniority.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of May 31, 2016:

JNL Multi-Manager Small Cap Growth Fund
Other Accounts Managed

Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Stephen J. Bishop	11	$4.95	0	$0	8	$0.44
Melissa Chadwick-Dunn	10	$4.81	0	$0	8	$0.44
Christopher W. Clark, CFA	10	$4.81	0	$0	8	$0.44
D. Scott Tracy, CFA	10	$4.81	0	$0	9	$0.44

Other Accounts Managed

Portfolio Managers	The number of other accounts managed by each portfolio manager which have a performance based fee:
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Stephen J. Bishop	0	$0	0	$0	2	$0.01
Melissa Chadwick-Dunn	0	$0	0	$0	2	$0.01
Christopher W. Clark, CFA	0	$0	0	$0	2	$0.01
D. Scott Tracy, CFA	0	$0	0	$0	2	$0.01

Conflicts of Interest

Victory Capital's portfolio managers are often responsible for managing one or more mutual funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds.  A portfolio manager may manage other accounts which have materially higher fee arrangements than the JNL Multi-Manager Small Cap Growth Fund and may, in the future, manage other accounts which have a performance-based fee.  A portfolio manager also may make personal investments in accounts they manage or support.  The side-by-side management of the Fund along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of:  (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offerings; and/or (3) desirable trade allocations, to such other accounts.  In addition, certain trading practices, such as cross-trading between the Fund and another account, raise conflict of interest issues.  The Fund and Victory Capital have policies and procedures in place, including Victory Capital's internal review process, that are intended to mitigate those conflicts.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Small Cap Growth Fund as of May 31, 2016

Security Ownership of Portfolio Managers	Stephen J. Bishop	Melissa Chadwick-Dunn	Christopher W. Clark, CFA	D. Scott Tracy, CFA
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 251, in the section "Custodian and Transfer Agent" please delete the second paragraph in its entirety and replace with the following:

JNAM provides transfer agent and dividend-paying services to each Fund of the Trust. In providing these services, JNAM assists in the preparation of Fund regulatory reports and reports to the management of the Trust, processes purchase orders and redemption requests, furnishes confirmations and disburses redemption proceeds, acts as income disbursing agent, provides periodic statements of account to shareholders, and prepares and files tax returns, among other things.  JNAM is compensated for these services through its advisory fee.

On page 268, in the section "XI. Disclosure of Portfolio Information" please delete the paragraph entitled "C. Other Disclosures" in its entirety and replace with the following:

C. Other Disclosures.  The Funds periodically provide information concerning their portfolio holdings to certain entities in connection with transactions/services provided to, or on behalf of, the Funds, including, but not limited to, sub-advisers and service providers, the Adviser's consultants, the distributor, senior management and personnel at Jackson, the custodian, personnel at JNAM providing transfer agent services, broker-dealers, and counterparties, pricing vendors, and the Funds' Board.  In addition to the Adviser, these service providers may include, but are not limited to, any sub-adviser, transition manager (for mergers and sub-adviser transitions), distributor, auditor, legal counsel to the funds, the trustees or managers, and/or the Funds' other service providers.  Any disclosure to service providers shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information for approved purposes.  Although the confidentiality agreement does not explicitly limit or restrict personal securities transactions, JNAM and the Funds may, from time-to-time, limit or restrict personal securities transactions to prevent violations of these policies and procedures, the Code of Ethics, and JNAM's Insider Trading Policies and procedures.  The Funds may also disclose portfolio holding information to any person who expressly agrees in writing to keep the disclosed information in confidence (agreements shall contain confidentiality provisions), and to use it only for purposes expressly authorized by the Fund.

This Supplement is dated July 29, 2016.